Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 11,108	¥ 12,144	¥ 10,004
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	3,024	3,463	3,183
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	6,150	6,653	5,076
Sales and Marketing Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	622	974	960
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 1,312	¥ 1,054	¥ 785